Supplemental Oil and Gas Information - Costs Incurred for Property Acquisition, Exploration and Development (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Extractive Industries [Abstract]
Property acquisition costs, proved	$ 8,347	$ 74,490	$ 56,108
Property acquisition costs, unproved	360,353	24,310	19,975
Exploration and extension well costs	28,068	209,532	13,313
Development	492,191	181,026	191,350
Total	$ 888,959	$ 489,358	$ 280,746